GOODWILL	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

10. GOODWILL

The following table presents the changes in goodwill by segment:

Cost	Cannabinoid	Non- Cannabinoid	Total
Balance at December 31, 2018	$18,508	$—	$18,508
Additions	—	1,682	1,682
Balance at December 31, 2019	$18,508	$1,682	$20,190
Impairment	—	(1,682)	(1,682)
Balance at December 31, 2020	$18,508	$—	$18,508

Interim impairment Testing

The Company assesses whether there were events or changes in circumstances that would indicate that a reporting, or group of reporting units, were impaired. The Company considers external and internal factors, including overall financial performance and relevant entity specific factors, as part of this assessment.

As of March 31, 2020, the Company recognized the COVID-19 pandemic and its impact as a negative indicator to its business performance. As a result, the Company performed an assessment to determine whether goodwill was impaired. Based upon such assessment, the Company determined that it was more likely than not that only the carrying value of its non-cannabinoid operating segment exceeded the fair value as of March 31, 2020.

Following the results of such assessment, the Company recorded an impairment for the full carrying value of the operating segment’s goodwill carrying value. The Company calculated the fair value of the operating segment using discounted estimated future cash flows. The weighted-average cost of capital used in testing the reporting unit for impairment was 19%, with a perpetual growth rate of 2%. As a result of this interim impairment testing, the Company recognized a $1,682 non-cash goodwill impairment charge related to the non-cannabinoid operating segment in the first quarter of 2020. Following the recognition of this non-cash goodwill impairment charge, the operating segment’s goodwill was $nil.

Annual Impairment Testing

For 2020, the Company performed a qualitative assessment to determine whether indicators of impairment existed. The Company considered, among other factors, the financial performance, industry conditions, as well as macroeconomic developments. Based upon such assessment, the Company determined that it was not more-likely-than-not that an impairment existed as of December 31, 2020.